Exceptional items	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Exceptional items
8.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company´s financial information. The company considers these items to be significant and accordingly, management has excluded them from their segment measure of performance as noted in Note 5
Segment Reporting
.
The exceptional items included in the income statement are as follows:

Million US dollar	2020	2019	2018
Impairment of goodwill	(2 500)	—	—
COVID-19 costs	(182)	—	—
Restructuring	(157)	(170)	(363)
Business and asset disposal (including exceptional impairment losses)	(239)	(50)	(26)
Acquisition costs business combinations	(25)	(23)	(73)
Brazil State tax regularization program	—	(74)	—
Cost related to public offering of minority stake in Budweiser APAC	—	(6)	—
Provision for EU investigation	—	—	(230)

Impact on profit from operations	(3 103)	(323)	(692)
Gain on disposal of Australia	1 919	—	—

Impact on profit from discontinued operations	(1 184)	—	—
In the second quarter of 2020, the company recognized (2 500)m US dollar of goodwill impairment for its South Africa and Rest of Africa cash-generating units (see Note 4
Use of estimates and judgments
and Note 14
Goodwill
for further details).
COVID-19
costs amount to (182)m US dollar for the year ended 31 December 2020. These expenses mainly comprise costs related to personal protection equipment for the company’s employees, charitable donations and other costs incurred as a direct consequence of the
COVID-19
pandemic.
The exceptional restructuring charges for the year ended 31 December 2020 total (157)m US dollar (31 December 2019: (170)m US dollar; 31 December 2018: (363)m US dollar). These charges primarily relate to organizational alignments. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB InBev´s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals amount to (239)m US dollar for the year ended 31 December 2020 mainly comprising impairment of tangible assets classified as held for sale as of 31 December 2020, intangible assets sold in 2020 and other intangibles. Business and asset disposals amounted to (50)m US dollar for the year ended 31 December 2019, mainly comprising of costs incurred in relation to the completion of 2018 disposals. Business and asset disposals amounted to (26)m US dollar in 2018, mainly related to the costs incurred related to the IFRS treatment of the 50:50 merger of AB InBev’s and Anadolu Efes’ Russia and Ukraine businesses and the related transaction costs.
The acquisition costs of business combinations amount to (25)m US dollar for the year ended 31 December 2020 and mainly relate to the acquisition of Craft Brew Alliance. The acquisition costs of business combinations amounted to (23)m US dollar for the year ended 31 December 2019, primarily related to costs incurred to facilitate the combination with SAB (31 December 2018: (73)m US dollar).
In 2019, Ambev made a payment of (74)m US dollar to the State of Mato Grosso in relation to the Special Value-added Tax (ICMS) Amnesty Program in Brazil in accordance with the Brazilian State Tax Regularization Program.
For the year ended 31 December 2019, the company incurred (117)m US dollar of fees related to the initial public offering of a minority stake of its Asia Pacific subsidiary, Budweiser APAC, of which (6)m US dollar were reported in the income statement and (111)m US dollar were capitalized in equity. In addition, AB InBev also reported (58)m US dollar stamp duties in equity that are directly attributable to the public offering of Budweiser APAC.
In 2016, the European Commission announced an investigation into alleged abuse of a dominant position by AB InBev in Belgium through certain practices aimed at restricting trade from other European Union member states to Belgium. In connection with these proceedings, a provision of 230m US was recognized in 2018 and settled in 2019. Refer also to Note 27
Provisions.
On 1 June 2020, the company completed the previously announced sale of CUB to Asahi resulting in a net exceptional gain of 1 919m US dollar reported in discontinued operations. For more details, refer to Note 22
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
The company incurred an exceptional net finance cost of (1 738)m US dollar for the year ended 31 December 2020 (31 December 2019: net finance income of 882m US dollar; 31 December 2018: net finance cost of (1 982)m US dollar) – see Note 11
Finance cost and income
.
All the amounts referenced above are before income taxes. The exceptional items for the year ended 31 December 2020 decreased income taxes by 155m US dollar (31 December 2019: increase of income taxes by 6m US dollar; 31 December 2018: decrease of income taxes by 240m US dollar).
Non-controlling
interest on the exceptional items amounts to 228m US dollar for the year ended 31 December 2020 (31 December 2019: 108m US dollar ; 31 December 2018: 32m US dollar).